Investment securities (Details) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investment securities disclosures
Securities available-for-sale	2,791	2,987
Total investment securities	2,791	2,987
Bank
Investment securities disclosures
Securities available-for-sale	2,379	1,627
Total investment securities	2,379	1,627